Financial Risk Management - Loans and Advances by Geographical Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	¥ (603,143)	¥ (530,933)
Less: Allowance for loan losses	(1,236,839)	(1,102,522)
Loans and advances	130,516,241	125,190,819
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	132,356,223	126,824,274
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	77,971,747	73,240,162
Gross carrying amount [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Loans and advances	21,886,240	21,777,691
Gross carrying amount [member] | Europe [member]
Disclosure of credit risk exposure [line items]
Loans and advances	11,595,933	10,920,043
Gross carrying amount [member] | Asia [member]
Disclosure of credit risk exposure [line items]
Loans and advances	13,565,007	13,432,099
Gross carrying amount [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7,337,296	7,454,279
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 54,384,476	¥ 53,584,112